Other operating expenses (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of other operating expenses

	Unaudited
	June 30, 2025	June 30, 2024
	US$	US$

Foreign worker levy	86,287	82,944
Insurance	90,907	189,192
Professional fees	401,384	285,343
Property tax	55,248	54,293
Rental and storage	182,414	211,561
Utilities	107,756	36,889
Upkeep, repair and maintenance	116,028	58,165
Chemical and incineration fees	184,580	189,545
Bank service charges	8,041	3,528
Listing Fees and expenses	121,420	75,641
Others	44,681	25,172
	1,398,746	1,212,273